Satellites and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Satellites and equipment
Schedule of satellites and equipment

	2013	2012

Satellites in-orbit	$556,171	$196,425
Satellite equipment and antennas	7,044	5,771
Furniture and fixtures	4,749	3,539
Leasehold improvements	801	782
	568,765	206,517
Accumulated depreciation and amortization	(87,841)	(52,549)
	480,924	153,968
Construction in-progress for Satmex 7	107,342	32,750
Construction in-progress for Satmex 9	52,345	3,764
Construction in-progress for Satmex 8	—	358,289
Other construction in-progress	1,224	1,663

	$641,835	$550,434